UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09739

Name of Fund: Master Large Cap Series LLC

    Master Advantage Large Cap Core Portfolio1

[1]

On April 25, 2022, Master Advantage Large Cap Core Portfolio (the “Non-Surviving Fund”), was reorganized into BlackRock Advantage Large Cap Core Fund (Investment Company Act file no. 811-09637, CIK no. 0001097077) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 25, 2022.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Master Large Cap Series LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 9/30

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09739
Reporting Period: 07/01/2021 - 06/30/2022
Master Large Cap Series LLC

================== Master Advantage Large Cap Core Portfolio ===================

On April 25, 2022, Master Advantage Large Cap Core Portfolio (the
"Non-Surviving Fund"), was reorganized into BlackRock Advantage Large Cap Core
Fund (Investment Company Act file no. 811-09637, CIK no. 0001097077) (the
"Surviving Fund"). The voting record of the Non-Surviving Fund can be found in the Surviving Fund's Form N-PX filing, which was filed on August 25, 2022.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Large Cap Series LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Master Large Cap Series LLC

Date:	August 25, 2022